SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Basic and Diluted Net Income Per Ordinary Share (Detail) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Class A Ordinary Shares Subject to Possible Redemption
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Numerator: Allocation of net income (loss), basic	$ 1,015,192	$ 1,966,770		$ 660,835	$ 1,492,948	$ 4,037,330
Denominator: Basic weighted average shares outstanding	22,500,000	14,725,275		22,500,000	7,403,315	15,472,603
Basic net income (loss) per Ordinary Share	$ 0.05	$ 0.13		$ 0.03	$ 0.2	$ 0.26
Numerator: Allocation of net income (loss), diluted	$ 1,015,192	$ 1,947,321		$ 660,835	$ 1,440,370	$ 4,028,017
Denominator: Diluted weighted average shares outstanding	22,500,000	14,725,275		22,500,000	7,403,315	15,472,603
Diluted net income (loss) per ordinary share	$ 0.05	$ 0.13		$ 0.03	$ 0.2	$ 0.26
Class B ordinary Shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Numerator: Allocation of net income (loss), basic	$ 338,398	$ 972,377	$ (44,737)	$ 220,278	$ 1,406,603	$ 1,889,091
Denominator: Basic weighted average shares outstanding	7,500,000	7,280,220	6,666,667	7,500,000	6,975,138	7,239,726
Basic net income (loss) per Ordinary Share	$ 0.05	$ 0.13	$ (0.01)	$ 0.03	$ 0.2	$ 0.26
Numerator: Allocation of net income (loss), diluted	$ 338,398	$ 991,826	$ (44,737)	$ 220,278	$ 1,459,181	$ 1,898,404
Denominator: Diluted weighted average shares outstanding	7,500,000	7,500,000	6,666,667	7,500,000	7,500,000	7,292,238
Diluted net income (loss) per ordinary share	$ 0.05	$ 0.13	$ (0.01)	$ 0.03	$ 0.19	$ 0.26